Risks and Financial Instruments - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2023 BRL (R$) Customers	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Net liability position		R$ 393,715,000	R$ 553,839,000
Maximum percentage of identified risk to cover by derivative financial instruments		100.00%
Gross indebtedness		R$ 11,768,017,000	11,750,361,000			R$ 16,377,643,000	R$ 17,376,216,000
Cash, cash equivalents, and short-term financial investments		6,218,622,000
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market | $				$ 234,000	$ 0
Unrealized gain (loss) of other comprehensive income, net of deferred income and social contribution taxes		7,166,000	0
Negative goodwill of notes in the foreign market		R$ 8,107,000	R$ 10,968,000
Customer concentrations risk | Customer one | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customers		0
Percentage of entity's consolidated revenue		10.00%
Brazilian real per US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	[1]	4,941.6000
Closing foreign exchange rate		4,841.3000
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness		R$ 2,363,334,000

[1]	Average US dollar on December 31, 2023, according to benchmark rates as published by B3.